Income Taxes - Schedule of Income Tax Recognized as Component of OCI (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Income tax expense (recovery) related to LTIs - common shares held	$ 1,956		$ 3,233		$ 2,001		$ 3,691
Income tax expense (recovery) recognized in OCI	$ 1,956	[1]	$ 3,233	[1]	$ 2,001	[1]	$ 3,691	[1]	$ 2,662

[1]	LTIs = long-term investments - common shares held.